Net Loss per Share Attributable to the Company	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share Attributable to the Company
3.
Net loss per share attributable to the Company

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to the Company. The weighted average shares calculation for the year ended December 31, 2021 reflects the outstanding common shares of Paysafe Ltd from the closing date of the Transaction. The historical outstanding shares of the Accounting Predecessor prior to the Transaction have been recast from amounts previously presented for comparability purposes (See Note 2).

The Company uses the treasury stock method of calculating diluted net loss per share attributable to the Company. For the years ended December 31, 2021, 2020 and 2019, we excluded all potentially dilutive restricted stock units and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive.

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share attributable to the Company.

	Year ended December 31,
	2021	2020	2019
Numerator
Net loss attributable to the Company - basic	$(110,954)	$(126,715)	$(110,198)
Net loss attributable to the Company - diluted	$(110,954)	$(126,715)	$(110,198)
Denominator
Weighted average shares – basic	723,712,602	723,712,382	723,712,382
Weighted average shares – diluted	723,712,602	723,712,382	723,712,382
Net loss per share attributable to the Company
Basic	$(0.15)	$(0.18)	$(0.15)
Diluted	$(0.15)	$(0.18)	$(0.15)